Unites States Securities and Exchange Commission

Washington, DC 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number 811-23112

Janus Detroit Street Trust
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Kathryn Santoro, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 10/31

Date of reporting period: 1/31/17

Item 1. Schedule of Investments.
--------------------------------------------------------------------------------

Janus SG Global Quality Income ETF

Schedule of Investments (unaudited)

January 31, 2017

	Shares	Value
Common Stocks - 100.0%
Containers & Packaging - 2.7%
Amcor Ltd.	104,513	$1,134,577
Diversified Telecommunication Services - 21.3%
AT&T, Inc.	27,221	1,147,637
BCE, Inc.	26,008	1,170,185
Elisa OYJ	34,884	1,177,344
Spark New Zealand Ltd.	459,083	1,181,465
Swisscom AG	2,508	1,105,798
Telstra Corp., Ltd.	302,739	1,149,121
TELUS Corp.	34,684	1,155,646
Verizon Communications, Inc.	21,249	1,041,414
		9,128,610
Electric Utilities - 22.0%
CLP Holdings Ltd.	121,500	1,187,699
Duke Energy Corp.	14,920	1,171,817
Endesa SA	54,808	1,128,055
Fortum OYJ	74,382	1,188,889
Power Assets Holdings Ltd.	130,500	1,253,813
PPL Corp.	33,829	1,178,602
Red Electrica Corp. SA	63,128	1,127,717
Southern Co.	23,625	1,167,784
		9,404,376
Food & Staples Retailing - 2.7%
Wesfarmers Ltd.	37,255	1,138,638
Food Products - 2.7%
Marine Harvest ASA	66,129	1,171,840
Gas Utilities - 2.6%
Enagas SA	45,700	1,121,108
Health Care Providers & Services - 2.7%
Sonic Healthcare Ltd.	72,630	1,147,953
Hotels, Restaurants & Leisure - 2.7%
Six Flags Entertainment Corp.	19,143	1,140,540
Household Durables - 2.6%
Garmin Ltd.	23,460	1,132,883
Marine - 2.8%
Kuehne & Nagel International AG	8,642	1,180,764
Media - 2.8%
Shaw Communications, Inc.	56,193	1,209,847
Multi-Utilities - 8.2%
AGL Energy Ltd.	70,650	1,212,127
Dominion Resources, Inc.	15,213	1,160,448
National Grid PLC	99,332	1,159,343
		3,531,918
Office Electronics - 2.8%
Canon, Inc.	39,700	1,179,627
Oil, Gas & Consumable Fuels - 2.6%
Inter Pipeline Ltd.	51,613	1,117,177
Pharmaceuticals - 5.3%
GlaxoSmithKline PLC	59,008	1,134,357
Sanofi	13,992	1,126,375
		2,260,732
Tobacco - 5.7%
Altria Group, Inc.	17,091	1,216,537
Philip Morris International, Inc.	12,738	1,224,504
		2,441,041
Transportation Infrastructure - 5.2%
Macquarie Infrastructure Corp.	14,194	1,064,408
Transurban Group	152,689	1,182,321
		2,246,729
	Shares	Value
Common Stocks - (continued)
Water Utilities - 2.6%
Pennon Group PLC	113,153	$1,128,898

Total Common Stocks (cost $42,407,698)			42,817,258
Investment Companies - 0.0%
Money Markets - 0.0%
State Street Institutional U.S. Government Money Market Fund (cost $4,001)		4,001	4,001
Total Investments (total cost $42,411,699) - 100.0%			42,821,259
Cash, Receivables and Other Assets, net of Liabilities - 0.0%			18,722
Net Assets - 100%			$42,839,981

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$11,517,692	26.8%
Australia	6,964,737	16.3
Canada	4,652,855	10.9
Great Britain	3,422,598	8.0
Switzerland	3,419,445	8.0
Spain	3,376,880	7.9
Hong Kong	2,441,512	5.7
Finland	2,366,233	5.5
New Zealand	1,181,465	2.8
Japan	1,179,627	2.8
Norway	1,171,840	2.7
France	1,126,375	2.6
Total	$42,821,259	100.0%

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2017.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets Investments in Securities:
Common Stocks	$42,817,258	$—	$—
Investment Companies	—	4,001	—
Total Assets	$42,817,258	$4,001	$—

Organization and Significant Accounting Policies

Janus SG Global Quality Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers ten Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index (Underlying Index) which is designed to track the stocks of quality companies globally with attractive and sustainable dividends. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the Valuation Inputs Summary in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of January 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sales loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$42,412,132	$749,740	$(340,613)	$409,127

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is currently expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger will be deemed to be an “assignment” (as defined in the Investment Company Act of 1940, as amended) of the advisory agreement between the Fund and Janus Capital. As a result, the consummation of the Merger may cause such investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Fund and the post-Merger Janus Capital in order for Janus Capital to continue to provide advisory services to the Fund following the closing of the Merger. The new investment advisory agreement will have substantially similar terms as the corresponding current investment advisory agreement.

Shareholders of record as of December 20, 2016, will receive a proxy statement, notice of special meeting of shareholders, and proxy card, containing detailed information regarding shareholder proposals with respect to these and certain other matters. The shareholder meeting is expected to be held on or about March 17, 2017.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Short Duration Income ETF

Schedule of Investments (unaudited)

January 31, 2017

	Principal Amounts	Value
Corporate Bonds - 80.7%
Asset-Backed Securities - 1.0%
American Tower Trust I, 1.5510%, 3/15/43 (144A)	$350,000	$349,446
Basic Materials - 1.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 1.7000%, 5/1/18 (144A)	253,000	252,969
Incitec Pivot Finance LLC, 6.0000%, 12/10/19 (144A)	250,000	269,278
		522,247
Communications - 5.7%
AT&T, Inc., 4.2500%, 3/1/27	339,000	338,797
Cisco Systems, Inc., 3.0000%, 6/15/22	200,000	204,749
Deutsche Telekom International Finance B.V., 1.6048%, 1/17/20 (144A)‡	700,000	700,930
Optus Finance Pty Ltd., 4.6250%, 10/15/19	700,000	742,323
		1,986,799
Consumer, Cyclical - 13.0%
American Honda Finance Corp., 1.1912%, 11/19/18 ‡	500,000	500,684
Daimler Finance North America LLC, 1.5000%, 7/5/19 (144A)	175,000	172,575
Daimler Finance North America LLC, 1.6351%, 1/6/20 (144A)‡	900,000	902,847
Ford Motor Credit Co. LLC, 2.0093%, 1/9/20 ‡	360,000	362,686
General Motors Financial Co., Inc., 2.5732%, 1/14/22 ‡	500,000	505,775
Hyundai Capital Services, Inc., 1.7932%, 3/18/17 ‡	783,000	783,736
Hyundai Capital Services, Inc., 3.5000%, 9/13/17 (144A)	200,000	201,894
Mattel, Inc., 2.3500%, 8/15/21	250,000	243,554
Toyota Motor Credit Corp., 1.2693%, 1/9/19 ‡	900,000	900,699
		4,574,450
Consumer, Non-cyclical - 1.7%
Actavis, Inc., 1.8750%, 10/1/17	253,000	253,675
McKesson Corp., 2.2840%, 3/15/19	250,000	250,882
Wesfarmers, Ltd., 1.8740%, 3/20/18	100,000	100,111
		604,668
Energy - 4.3%
CNOOC Nexen Finance 2014 ULC, 1.6250%, 4/30/17	600,000	599,800
Harvest Operations Corp., 2.1250%, 5/14/18	200,000	200,263
Korea National Oil Corp., 3.1250%, 4/3/17	200,000	200,546
Sinopec Group Overseas Development 2016 Ltd., 1.7500%, 9/29/19 (144A)	500,000	493,502
		1,494,111
Financial - 46.9%
Ally Financial, Inc., 5.5000%, 2/15/17	500,000	500,500
ANZ New Zealand Int'l Ltd., 1.5573%, 4/27/17 ‡	500,000	500,502
Australia & New Zealand Banking Group Ltd., 1.6576%, 9/23/19 (144A)‡	600,000	601,229
Australia & New Zealand Banking Group Ltd., 3.4500%, 8/8/22 ‡	500,000	502,566
Bank of America Corp., 2.4448%, 4/19/21 ‡	100,000	102,404
Bank of America Corp., 2.1901%, 1/20/23 ‡	350,000	351,229
Bank of Montreal, 1.5531%, 12/12/19 ‡	500,000	501,170
Bear Stearns Cos. LLC, 6.4000%, 10/2/17	253,000	261,221
CBOE Holdings, Inc., 3.6500%, 1/12/27	350,000	348,933
CIT Group, Inc., 5.0000%, 5/15/18 (144A)	250,000	253,755
Citigroup, Inc., 1.9190%, 7/30/18 ‡	400,000	402,180
Citigroup, Inc., 1.8781%, 6/7/19 ‡	100,000	100,687
Citigroup, Inc., 1.8001%, 1/10/20 ‡	850,000	851,289
Citigroup, Inc., 2.0208%, 12/8/21 ‡	250,000	250,005
Commonwealth Bank of Australia, 3.3750%, 10/20/26 ‡	500,000	490,810
Cooperatieve Rabobank UA, 1.8401%, 1/10/22 ‡	900,000	902,358
DBS Bank, Ltd., 3.6250%, 9/21/22 (144A) ‡	200,000	201,454
General Property Trust, 3.5910%, 11/7/23	300,000	222,017
Goldman Sachs Group, Inc., 1.7565%, 12/13/19 ‡	500,000	500,275
Goldman Sachs Group, Inc., 1.5667%, 6/4/17 ‡	500,000	500,728
International Lease Finance Corp., 8.7500%, 3/15/17 Ç	572,000	576,616
JPMorgan Chase & Co., 2.2440%, 10/29/20 ‡	250,000	255,183
Morgan Stanley, 1.8934%, 1/24/19 ‡	100,000	100,664

	Principal Amounts	Value
Corporate Bonds - (continued)
Financial - (continued)
Morgan Stanley, 2.2101%, 1/20/22 ‡	$350,000	$351,610
Morgan Stanley, 2.4434%, 10/24/23 ‡	400,000	404,966
National Australia Bank Ltd., 1.6001%, 1/10/20 (144A)‡	900,000	900,156
National Australia Bank Ltd., 3.6550%, 3/26/25 ‡	650,000	493,395
Oversea-Chinese Banking Corp. Ltd., 4.0000%, 10/15/24 ‡	250,000	255,552
Royal Bank of Canada, 1.5190%, 7/29/19 ‡	200,000	200,011
Royal Bank of Canada, 3.0400%, 7/17/24 ‡	500,000	389,592
Scentre Group Trust 1 / Scentre Group Trust 2, 2.3750%, 11/5/19 (144A)	500,000	500,773
Simon Property Group LP, 2.3500%, 1/30/22	250,000	246,351
Toronto-Dominion Bank, 1.4500%, 9/6/18	140,000	139,454
United Overseas Bank, Ltd., 2.8750%, 10/17/22 ‡	200,000	200,668
WEA Finance LLC / Westfield UK & Europe Finance PLC, 1.7500%, 9/15/17 (144A)	350,000	350,340
Wells Fargo & Co., 1.9581%, 12/7/20 ‡	500,000	503,981
Wells Fargo & Co., 2.1534%, 1/24/23 ‡	350,000	351,561
Wells Fargo Bank NA, 1.6008%, 12/6/19 ‡	250,000	250,879
Westpac Banking Corp., 1.9021%, 5/13/21 ‡	200,000	201,652
Westpac Banking Corp., 1.8648%, 1/11/22 (144A)‡	900,000	901,486
Westpac Banking Corp., 3.6250%, 2/28/23 ‡	500,000	506,877
		16,427,079
Government - 0.6%
Export-Import Bank of Korea, 1.6371%, 5/26/19 ‡	200,000	200,560
Industrial - 2.4%
Asciano Finance Ltd., 5.0000%, 4/7/18 (144A)	100,000	102,642
Caterpillar Financial Services Corp., 1.5279%, 1/10/20 ‡	750,000	752,200
		854,842
Technology - 3.0%
Apple, Inc., 2.8500%, 5/6/21	200,000	204,281
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.0000%, 1/15/22 (144A)	500,000	497,753
International Business Machines Corp., 1.2673%, 1/27/20 ‡	350,000	350,523
		1,052,557
Utilities - 0.6%
Korea Hydro & Nuclear Power Co. Ltd., 1.6962%, 5/22/17 (144A)‡	200,000	199,942
Total Corporate Bonds (cost $28,229,662)		28,266,701
Mortgage-Backed Securities - 0.6%
JP Morgan Chase Commercial Mortgage Securities Trust 2014-DSTY, 3.8046%, 6/10/27 (144A) ‡ (cost $219,307)	234,000	216,995
Commercial Paper - 13.4%
China Construction Bank Corp., 1.1170%, 2/2/17 (144A)	500,000	499,985
Motiva Enterprises LLC, 0.8000%, 2/6/17	700,000	699,894
Nissan Motor Acceptance Corp., 0.9800%, 2/17/17 (144A)	700,000	699,720
Bank of China Ltd., 1.3100%, 3/6/17	500,000	499,400
Becton Dickinson and Co., 1.0440%, 2/6/17 (144A)	500,000	499,928
Amcor Ltd., 1.0970%, 3/24/17 (144A)	600,000	599,082
ICBCIL Finance Co., Ltd., 1.6290%, 3/15/17 (144A)	500,000	499,067
Mondelez International, Inc., 0.9900%, 2/24/17 (144A)	700,000	699,564
Total Commercial Paper (cost $4,696,640)		4,696,640
Total Investments (total cost $33,145,609) - 94.7%		33,180,336
Cash, Receivables, and Other Assets, net of Liabilities - 5.3%		1,868,963
Net Assets - 100%		$35,049,299

Summary Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$19,537,398	58.9%
Australia	6,266,038	18.9
Canada	2,030,290	6.1
Netherlands	1,603,288	4.8
South Korea	1,586,678	4.8
Singapore	657,674	2.0
New Zealand	500,503	1.5
China	499,400	1.5
Hong Kong	499,067	1.5
Total	$33,180,336	100.0%

Schedule of Foreign Currency Contracts, Open
Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Depreciation
Barclays Bank plc
Australian Dollar	3/8/17	950,000	$720,606	$(14,780)
Canadian Dollar	3/8/17	515,000	395,151	(3,837)
Total	$1,115,757	$(18,617)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Unrealized Depreciation	Variation Margin Liability
Futures Sold:
10-Year U.S. Treasury Note	400,000	3/17	$(2,257)	$(1,000)
3-Year Australian Bond	900,000	3/17	(1,503)	(851)
5-Year U.S. Treasury Note	1,100,000	3/17	(8,700)	(1,289)
Total	$(12,459)	$(3,140)

Schedule of OTC Credit Default Swaps - Sell Protection(1)
Counterparty/ Reference Asset Type/ Reference Asset	S&P Credit Rating	Fixed Rate	Maturity Date	Notional Amount(2)	Premiums Paid	Unrealized Appreciation	Outstanding Swap Contracts at Value Asset
Morgan Stanley & Co.
Foreign Government Bonds
United Mexican States	BBB+	1.00%	12/20/17	500,000	$1,567	$1,172	$2,739
(1)

If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of protection.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company
ULC	Unlimited Liability Company

(144A)

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines stablished by the Board of Trustees. The total value of 144A securities as of the period ended January 31, 2017 is $11,567,312, which represents 33.0% of net assets.

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of January 31, 2017.
Ç	Step Bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2017.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Corporate Bonds	$—	$28,266,701	$—
Mortgage-Backed Securities	—	216,995	—
Commercial Paper	—	4,696,640	—
Total Investments in Securities	$—	$33,180,336	$—

Other Financial Instruments(a):
Outstanding Swap Contracts, at Value	$—	$2,142	$—
Total Assets	$—	$33,182,478	$—

Liabilities Other Financial Instruments(a):
Forward Currency Contracts	$—	$18,617	$—
Variation Margin Payable	3,140	—	—
Total Liabilities	$3,140	$18,617	$—

(a)

Other financial instruments include forward currency, futures and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Short Duration Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers ten Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks to provide a steady income stream with capital preservation across various market cycles. The Fund seeks to consistently outperform the LIBOR 3-month rate by a moderate amount through various market cycles while at the same time providing low volatility. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the Valuation Inputs Summary in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended January 31, 2017 is discussed in further detail below.

The Fund may use derivative instruments for risk management purposes or as part of its investment strategies. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund has entered into forward contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period ended January 31, 2017, the average ending monthly currency value amounts on sold forward currency contracts were $2,503,920.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments. Such collateral is in the possession of the Fund’s futures option merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

During the period ended January 31, 2017, the average ending monthly market value on short futures contracts were $3,121,160.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.

As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.

The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the

Fund buys a single-name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.

During the period, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.

During the period ended January 31, 2017 the average ending monthly market value amounts on credit default swaps which are long the reference asset is $2,214.

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of January 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$33,145,609	$62,449	$(27,722)	$34,727

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is currently expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger will be deemed to be an “assignment” (as defined in the Investment Company Act of 1940, as amended) of the advisory agreement between the Fund and Janus Capital. As a result, the consummation of the Merger may cause such investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Fund and the post-Merger Janus Capital in order for Janus Capital to continue to provide advisory services to the Fund following the closing of the Merger. The new investment advisory agreement will have substantially similar terms as the corresponding current investment advisory agreement.

Shareholders of record as of December 20, 2016, will receive a proxy statement, notice of special meeting of shareholders, and proxy card, containing detailed information regarding shareholder proposals with respect to these and certain other matters. The shareholder meeting is expected to be held on or about March 17, 2017.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

January 31, 2017

	Shares	Value
Common Stocks - 99.9%
Aerospace & Defense - 1.8%
Astronics Corp. *	455	$$14,928
HEICO Corp.	960	73,872
TASER International, Inc. *	817	20,409
		109,209
Airlines - 0.7%
Allegiant Travel Co.	259	44,548
Auto Components - 2.0%
Dorman Products, Inc. *	586	40,446
Fox Factory Holding Corp. *	624	16,161
Gentherm, Inc. *	617	21,842
LCI Industries	417	45,766
		124,215
Beverages - 0.3%
Boston Beer Co., Inc. - Class A *	103	15,831
Biotechnology - 3.1%
Acorda Therapeutics, Inc. *	1,606	32,923
BioSpecifics Technologies Corp. *	248	12,720
Insys Therapeutics, Inc. *	2,497	25,569
Ligand Pharmaceuticals, Inc. *	725	76,857
MiMedx Group, Inc. *	3,811	30,793
PDL BioPharma, Inc.	5,761	12,674
		191,536
Building Products - 1.7%
AAON, Inc.	824	27,975
American Woodmark Corp. *	255	18,156
CSW Industrials, Inc. *	248	9,064
Patrick Industries, Inc. *	235	19,211
Trex Co., Inc. *	459	31,088
		105,494
Capital Markets - 1.4%
Bats Global Markets, Inc.	802	28,431
Diamond Hill Investment Group, Inc.	29	5,864
HFF, Inc. - Class A	665	19,737
KCG Holdings, Inc. - Class A *	736	10,282
Moelis & Co. - Class A	182	6,206
Westwood Holdings Group, Inc.	75	4,194
WisdomTree Investments, Inc.	1,162	11,969
		86,683
Chemicals - 1.8%
Balchem Corp.	650	55,406
Chase Corp.	191	16,808
Core Molding Technologies, Inc. *	158	2,436
Innospec, Inc.	490	34,962
		109,612
Commercial Banks - 3.0%
Allegiance Bancshares, Inc. *	110	3,570
Bankwell Financial Group, Inc.	64	1,876
Commerce Union Bancshares, Inc.	66	1,451
CU Bancorp *	152	5,510
Eagle Bancorp, Inc. *	286	17,517
FB Financial Corp. *	204	5,194
Fidelity Southern Corp.	222	5,161
First Foundation, Inc. *	276	4,002
First Hawaiian, Inc.	1,188	39,192
Franklin Financial Network, Inc. *	110	4,241
Hilltop Holdings, Inc.	839	22,972
Home BancShares, Inc.	1,197	32,247
	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Live Oak Bancshares, Inc.	250	$5,112
Opus Bank	292	5,942
People's Utah Bancorp	152	3,838
ServisFirst Bancshares, Inc.	448	17,938

Stonegate Bank	121	5,507
Triumph Bancorp, Inc. *	154	4,166
		185,436
Commercial Services & Supplies - 1.9%
Rollins, Inc.	3,404	120,025
Communications Equipment - 5.1%
Acacia Communications, Inc. *	1,689	98,249
Clearfield, Inc. *	637	10,957
Ubiquiti Networks, Inc. *	3,253	202,987
		312,193
Computers & Peripherals - 0.2%
CPI Card Group, Inc.	2,493	11,343
Construction & Engineering - 1.0%
Argan, Inc.	235	17,331
Dycom Industries, Inc. *	492	39,685
NV5 Global, Inc. *	163	6,642
		63,658
Consumer Finance - 0.6%
Credit Acceptance Corp. *	174	35,719
Distributors - 0.4%
Core-Mark Holding Co., Inc.	782	27,315
Diversified Consumer Services - 0.8%
Grand Canyon Education, Inc. *	802	47,302
Diversified Financial Services - 0.5%
Morningstar, Inc.	367	27,947
Electrical Equipment - 0.7%
AZZ, Inc.	406	24,177
Thermon Group Holdings, Inc. *	505	10,484
TPI Composites, Inc. *	527	10,229
		44,890
Electronic Equipment & Instruments - 2.5%
Fitbit, Inc. - Class A *	7,676	46,133
Kimball Electronics, Inc. *	1,241	21,221
Mesa Laboratories, Inc.	167	19,897
Methode Electronics, Inc.	1,667	70,097
		157,348
Energy Equipment & Services - 0.4%
Dril-Quip, Inc. *	411	25,564
Equity Real Estate Investment Trusts (REITs) - 1.9%
Chesapeake Lodging Trust	1,052	26,931
CoreSite Realty Corp.	593	51,075
Pebblebrook Hotel Trust	1,261	37,717
Sutherland Asset Management	259	3,419
		119,142
Food & Staples Retailing - 1.0%
Chefs' Warehouse, Inc. *	297	4,960
Natural Grocers by Vitamin Cottage, Inc. *	255	3,223
PriceSmart, Inc.	345	29,221
United Natural Foods, Inc. *	571	26,095
		63,499
Food Products - 1.9%
Amplify Snack Brands, Inc. *	870	8,378
Blue Buffalo Pet Products, Inc. *	2,223	53,908
	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Cal-Maine Foods, Inc.	494	$20,600
J&J Snack Foods Corp.	213	27,172
John B Sanfilippo & Son, Inc.	97	6,382
		116,440
Health Care Equipment & Supplies - 8.1%
Abaxis, Inc.	784	39,949
Anika Therapeutics, Inc. *	510	25,775
Cantel Medical Corp.	1,452	112,399
Entellus Medical, Inc. *	657	11,241
Glaukos Corp. *	1,168	48,145
Globus Medical, Inc. - Class A *	2,504	66,005
Inogen, Inc. *	705	45,381
Neogen Corp. *	1,311	86,579
Zeltiq Aesthetics, Inc. *	1,390	61,633
		497,107

Health Care Providers & Services - 5.2%
Air Methods Corp. *	1,267	45,232
American Renal Associates Holdings, Inc. *	1,074	20,642
Chemed Corp.	564	93,675
Diplomat Pharmacy, Inc. *	2,322	31,904
National Research Corp. - Class A	1,028	17,939
Surgical Care Affiliates, Inc. *	1,406	79,439
US Physical Therapy, Inc.	435	30,515
		319,346
Health Care Technology - 1.0%
Evolent Health, Inc. - Class A *	1,830	33,306
Inovalon Holdings, Inc. - Class A *	2,194	25,341
Simulations Plus, Inc.	600	6,000
		64,647
Hotels, Restaurants & Leisure - 3.7%
BJ's Restaurants, Inc. *	393	13,971
Cheesecake Factory, Inc.	804	48,449
Churchill Downs, Inc.	281	40,281
Chuy's Holdings, Inc. *	286	8,409
Fiesta Restaurant Group, Inc. *	457	12,019
Habit Restaurants, Inc. - Class A *	325	4,713
Lindblad Expeditions Holdings, Inc. *	777	6,985
Nathan's Famous, Inc. *	70	4,375
Papa John's International, Inc.	624	53,177
Popeyes Louisiana Kitchen, Inc. *	351	22,180
Wingstop, Inc.	488	13,893
		228,452
Household Durables - 1.4%
Bassett Furniture Industries, Inc.	182	5,132
GoPro, Inc. - Class A *	1,761	18,931
Installed Building Products, Inc. *	534	21,840
LGI Homes, Inc. *	360	11,182
New Home Co., Inc. *	351	3,664
Taylor Morrison Home Corp. - Class A *	514	9,972
Universal Electronics, Inc. *	246	14,637
		85,358
Insurance - 1.1%
AmTrust Financial Services, Inc.	1,452	38,318
Atlas Financial Holdings, Inc. *	101	1,717
Federated National Holding Co.	119	2,183
HCI Group, Inc.	88	3,640
Heritage Insurance Holdings, Inc.	268	3,800
	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Kinsale Capital Group, Inc.	178	$5,224
State National Cos., Inc.	358	4,926
United Insurance Holdings Corp.	184	2,515
Universal Insurance Holdings, Inc.	299	7,819
		70,142
Internet & Catalog Retail - 0.1%
1-800-Flowers.com, Inc. - Class A *	597	5,373
Internet Software & Services - 3.7%
Alarm.com Holdings, Inc. *	2,076	56,239
GTT Communications, Inc. *	1,678	47,403
Match Group, Inc. *	2,016	35,018
NIC, Inc.	2,978	71,770
Reis, Inc.	510	10,200
Trade Desk Inc - Class A *	242	7,178
		227,808
IT Services - 9.6%
Blackhawk Network Holdings, Inc. *	2,499	89,214
Cardtronics PLC - Class A *	2,045	111,616
CSG Systems International, Inc.	1,456	70,470
ExlService Holdings, Inc. *	1,511	69,431
Luxoft Holding, Inc. *	1,498	88,157
NeuStar, Inc. - Class A *	2,462	81,739
Syntel, Inc.	3,795	79,923
		590,550
Leisure Equipment & Products - 0.5%
American Outdoor Brands Corp. *	953	20,299
Malibu Boats, Inc. - Class A *	299	5,550

MCBC Holdings, Inc.	314	4,380
		30,229
Life Sciences Tools & Services - 3.0%
Cambrex Corp. *	1,118	58,639
INC Research Holdings, Inc. - Class A *	1,865	98,845
Luminex Corp. *	1,518	30,694
		188,178
Machinery - 1.0%
Blue Bird Corp. *	349	5,881
Greenbrier Cos., Inc.	444	19,425
Lydall, Inc. *	268	16,348
Proto Labs, Inc. *	413	21,682
		63,336
Media - 0.2%
New Media Investment Group, Inc.	887	13,518
Mortgate Real Estate Investment Trusts (REITs) - 0.0%
Cherry Hill Mortgage Investment Corp.	64	1,145
Owens Realty Mortgage, Inc.	88	1,491
		2,636
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy Partners LP Holdings LLC	2,528	57,765
CVR Energy, Inc.	947	21,033
DHT Holdings, Inc.	1,019	4,779
Evolution Petroleum Corp.	360	3,132
		86,709
Paper & Forest Products - 0.8%
KapStone Paper and Packaging Corp.	1,972	47,289
Personal Products - 0.3%
Natural Health Trends Corp.	127	3,185
	Shares	Value
Personal Products - (continued)
USANA Health Sciences, Inc. *	277	$17,257
		20,442
Pharmaceuticals - 2.3%
Akorn, Inc. *	4,357	83,219
Collegium Pharmaceutical, Inc. *	993	16,702
Lannett Co., Inc. *	1,287	25,933
Phibro Animal Health Corp. - Class A	644	17,195
		143,049
Professional Services - 2.1%
Barrett Business Services, Inc.	114	6,853
BG Staffing, Inc.	136	1,758
Exponent, Inc.	400	23,220
Insperity, Inc.	332	23,738
RPX Corp. *	769	8,351
TriNet Group, Inc. *	1,076	27,363
WageWorks, Inc. *	573	41,342
		132,625
Real Estate Management & Development - 0.3%
Marcus & Millichap, Inc. *	657	16,931
Road & Rail - 2.6%
AMERCO	307	115,638
Knight Transportation, Inc.	1,250	41,750
		157,388
Semiconductors & Semiconductor Equipment - 1.2%
Ambarella, Inc. *	1,483	73,572
Software - 10.4%
ACI Worldwide, Inc. *	5,293	102,684
Ebix, Inc.	1,463	81,196
Everbridge, Inc. *	1,226	22,644
Globant SA *	1,557	51,615
Paycom Software, Inc. *	2,712	125,403
Pegasystems, Inc.	3,444	133,627
Qualys, Inc. *	1,610	57,799
Rapid7, Inc. *	1,917	23,905
Tangoe, Inc. *	1,779	12,951
VASCO Data Security International, Inc. *	1,814	27,573
		639,397
Specialty Retail - 2.4%
Five Below, Inc. *	929	37,021

	Francesca's Holdings Corp. *	641	11,179
	Genesco, Inc. *	349	21,010
	GNC Holdings, Inc. - Class A	1,157	10,262
	Hibbett Sports, Inc. *	373	12,309
	Lithia Motors, Inc. - Class A	398	41,042
	Sportsman's Warehouse Holdings, Inc. *	716	5,327
	Winmark Corp.	70	7,752
			145,902
Textiles, Apparel & Luxury Goods - 2.0%
	Columbia Sportswear Co.	1,182	64,265
	G-III Apparel Group Ltd. *	775	20,351
	Steven Madden Ltd. *	1,028	36,186
	Superior Uniform Group, Inc.	244	4,153
			124,955
Thrifts & Mortgage Finance - 0.8%
	BofI Holding, Inc. *	540	$15,930
	Essent Group Ltd. *	793	27,414
	HomeStreet, Inc. *	211	5,528
			48,872
Total Common Stocks (cost $6,000,298)			$6,168,760
		Shares	Value
Investment Companies – 0.1%
Money Markets - 0.1%
	State Street Institutional U.S. Government Money Market Fund (cost $4,958)	4,958	4,958
Total Investments (total cost $6,005,256) – 100.0%			6,173,718
Liabilities, net of Cash, Receivables, and Other Assets – (0.0)%			(2,316)
Net Assets - 100%			$6,171,402
Summary Investments by Country – (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$5,917,551	95.9%
Great Britain	111,616	1.8
Switzerland	88,157	1.4
Luxembourg	51,615	0.8
Bermuda	4,779	0.1
Total	$6,173,718	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2017.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets Investments in Securities:
Common Stocks	$6,168,760	$—	$—
Investment Companies	—	4,958	—
Total Assets	$6,168,760	$4,958	$—

Organization and Significant Accounting Policies

Janus Small Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers ten Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Small Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities including shares of exchange-traded funds traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the Valuation Inputs Summary in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of January 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sales loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$6,012,172	$480,775	$(319,229)	$161,546

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is currently expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger will be deemed to be an “assignment” (as defined in the Investment Company Act of 1940, as amended) of the advisory agreement between the Fund and Janus Capital. As a result, the consummation of the Merger may cause such investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Fund and the post-Merger Janus Capital in order for Janus Capital to continue to provide advisory services to the Fund following the closing of the Merger. The new investment advisory agreement will have substantially similar terms as the corresponding current investment advisory agreement.

Shareholders of record as of December 20, 2016, will receive a proxy statement, notice of special meeting of shareholders, and proxy card, containing detailed information regarding shareholder proposals with respect to these and certain other matters. The shareholder meeting is expected to be held on or about March 17, 2017.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

January 31, 2017

	Shares	Value
Common Stocks - 99.9%
Aerospace & Defense - 3.6%
Astronics Corp. *	709	$23,262
HEICO Corp.	1,496	115,117
Hexcel Corp.	2,230	114,511
Spirit AeroSystems Holdings, Inc. - Class A	2,961	177,808
TASER International, Inc. *	1,271	31,750
		462,448
Airlines - 3.0%
Allegiant Travel Co.	402	69,144
Hawaiian Holdings, Inc. *	1,297	66,082
JetBlue Airways Corp. *	7,865	154,233
Spirit Airlines, Inc. *	1,686	91,111
		380,570
Auto Components - 1.5%
Dorman Products, Inc. *	635	43,828
Fox Factory Holding Corp. *	679	17,586
Gentex Corp.	5,289	110,487
Gentherm, Inc. *	670	23,718
		195,619
Beverages - 0.2%
Boston Beer Co., Inc. - Class A *	199	30,586
Biotechnology - 3.1%
Acorda Therapeutics, Inc. *	1,478	30,299
BioSpecifics Technologies Corp. *	229	11,745
Insys Therapeutics, Inc. *	2,299	23,542
Ligand Pharmaceuticals, Inc. *	670	71,027
MiMedx Group, Inc. *	3,508	28,345
PDL BioPharma, Inc.	5,298	11,655
United Therapeutics Corp. *	1,357	222,046
		398,659
Building Products - 1.1%
AAON, Inc.	1,284	43,592
CSW Industrials, Inc. *	385	14,072
Patrick Industries, Inc. *	363	29,675
Trex Co., Inc. *	713	48,291
		135,630
Capital Markets - 0.6%
Bats Global Markets, Inc.	873	30,948
Diamond Hill Investment Group, Inc.	30	6,066
HFF, Inc. - Class A	320	9,498
KCG Holdings, Inc. - Class A *	800	11,176
Moelis & Co. - Class A	199	6,786
Westwood Holdings Group, Inc.	82	4,585
WisdomTree Investments, Inc.	1,266	13,040
		82,099
Chemicals - 1.4%
Balchem Corp.	1,578	134,509
Chase Corp.	462	40,656
Core Molding Technologies, Inc. *	385	5,936
		181,101
Commercial Banks - 3.6%
Allegiance Bancshares, Inc. *	121	3,927
Banc of California, Inc.	458	7,236
Bank of the Ozarks, Inc.	1,128	61,893
Bankwell Financial Group, Inc.	69	2,022
Commerce Union Bancshares, Inc.	73	1,605
ConnectOne Bancorp, Inc.	281	6,941

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
CU Bancorp *	164	$5,945
Eagle Bancorp, Inc. *	311	19,049
FB Financial Corp. *	220	5,601
Fidelity Southern Corp.	242	5,627
First Business Financial Services, Inc.	82	1,987
First Foundation, Inc. *	303	4,394
First Hawaiian, Inc.	1,292	42,623
Franklin Financial Network, Inc. *	121	4,665
Hilltop Holdings, Inc.	916	25,080
Home BancShares, Inc.	1,305	35,157
Independent Bank Group, Inc.	173	10,752
Live Oak Bancshares, Inc.	272	5,562
People's Utah Bancorp	164	4,141
ServisFirst Bancshares, Inc.	488	19,540
Signature Bank *	497	78,287
Stonegate Bank	130	5,916
TriCo Bancshares	212	7,816
Triumph Bancorp, Inc. *	169	4,572
Umpqua Holdings Corp.	2,062	37,755
WashingtonFirst Bankshares, Inc.	104	2,896
Western Alliance Bancorp *	977	48,244
		459,233
Commercial Services & Supplies - 3.3%
Copart, Inc. *	2,784	157,964
Healthcare Services Group, Inc.	1,764	70,119
Rollins, Inc.	5,293	186,631
		414,714
Communications Equipment - 3.0%
Acacia Communications, Inc. *	1,016	59,101
Arista Networks, Inc. *	1,906	179,164
Clearfield, Inc. *	385	6,622
Ubiquiti Networks, Inc. *	2,226	138,902
		383,789
Computers & Peripherals - 0.1%
CPI Card Group, Inc.	1,499	6,820
Construction & Engineering - 0.8%
Argan, Inc.	367	27,066
Dycom Industries, Inc. *	765	61,705
NV5 Global, Inc. *	251	10,228
		98,999
Construction Materials - 2.0%
Eagle Materials, Inc.	2,390	249,946
Consumer Finance - 0.4%
Credit Acceptance Corp. *	190	39,003
PRA Group, Inc. *	428	17,035
		56,038
Distributors - 0.6%
Pool Corp.	761	80,331
Diversified Consumer Services - 0.4%
Grand Canyon Education, Inc. *	869	51,254
Diversified Financial Services - 1.8%
CBOE Holdings, Inc.	752	59,874
MarketAxess Holdings, Inc.	350	65,538
Morningstar, Inc.	402	30,612
MSCI, Inc.	873	72,241
		228,265

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - 0.4%
AZZ, Inc.	631	$37,576
TPI Composites, Inc. *	821	15,936
		53,512
Electronic Equipment & Instruments - 2.7%
Fitbit, Inc. - Class A *	4,614	27,730
IPG Photonics Corp. *	1,439	165,471
Kimball Electronics, Inc. *	743	12,705
Mesa Laboratories, Inc.	99	11,795
SYNNEX Corp.	1,081	129,915
		347,616
Energy Equipment & Services - 0.3%
Dril-Quip, Inc. *	506	31,473
Equity Real Estate Investment Trusts (REITs) - 1.3%
Chatham Lodging Trust	324	6,525
Chesapeake Lodging Trust	514	13,158
Colony NorthStar, Inc. - Class A	1,893	26,351
CoreSite Realty Corp.	290	24,978
Pebblebrook Hotel Trust	614	18,365
Retail Opportunity Investments Corp.	921	19,525
Summit Hotel Properties, Inc.	735	11,635
Sun Communities, Inc.	618	48,674
		169,211
Food & Staples Retailing - 0.9%
Natural Grocers by Vitamin Cottage, Inc. *	484	6,118
PriceSmart, Inc.	653	55,309
Sprouts Farmers Market, Inc. *	3,054	57,018
		118,445
Food Products - 1.2%
Blue Buffalo Pet Products, Inc. *	4,217	102,262
Cal-Maine Foods, Inc.	938	39,115
John B Sanfilippo & Son, Inc.	186	12,237
		153,614
Health Care Equipment & Supplies - 6.2%
Abaxis, Inc.	722	36,790
ABIOMED, Inc. *	1,392	148,067
Align Technology, Inc. *	2,555	234,268
Anika Therapeutics, Inc. *	467	23,602
Cantel Medical Corp.	1,340	103,729
Entellus Medical, Inc. *	605	10,352
Glaukos Corp. *	1,076	44,353
Globus Medical, Inc. - Class A *	2,304	60,733
Inogen, Inc. *	648	41,712
Neogen Corp. *	1,210	79,908
		783,514
Health Care Providers & Services - 3.3%
Air Methods Corp. *	1,167	41,662
American Renal Associates Holdings, Inc. *	990	19,028
Diplomat Pharmacy, Inc. *	2,140	29,403
Mednax, Inc. *	2,999	204,982
Molina Healthcare, Inc. *	1,820	103,230
National Research Corp. - Class A	951	16,595
		414,900
Health Care Technology - 1.6%
Evolent Health, Inc. - Class A *	1,686	30,685
Inovalon Holdings, Inc. - Class A *	2,019	23,320
Simulations Plus, Inc.	553	5,530

	Shares	Value
Common Stocks - (continued)
Health Care Technology - (continued)
Veeva Systems, Inc. - Class A *	3,240	$137,149
		196,684
Hotels, Restaurants & Leisure - 4.1%
BJ's Restaurants, Inc. *	428	15,215
Buffalo Wild Wings, Inc. *	333	50,283
Churchill Downs, Inc.	307	44,009
Chuy's Holdings, Inc. *	311	9,143
Cracker Barrel Old Country Store, Inc.	445	70,337
Dave & Buster's Entertainment, Inc. *	774	42,152
Fiesta Restaurant Group, Inc. *	493	12,966
Habit Restaurants, Inc. - Class A *	354	5,133
Lindblad Expeditions Holdings, Inc. *	843	7,579
Nathan's Famous, Inc. *	78	4,875
Panera Bread Co. - Class A *	402	84,042
Papa John's International, Inc.	679	57,864
Popeyes Louisiana Kitchen, Inc. *	380	24,012
RCI Hospitality Holdings, Inc.	182	3,194
Red Robin Gourmet Burgers, Inc. *	238	11,317
Texas Roadhouse, Inc.	1,297	60,492
Wingstop, Inc.	527	15,004
		517,617
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	199	5,612
Installed Building Products, Inc. *	579	23,681
LGI Homes, Inc. *	393	12,207
New Home Co., Inc. *	380	3,967
Taylor Morrison Home Corp. - Class A *	558	10,825
Universal Electronics, Inc. *	268	15,946
		72,238
Insurance - 0.8%
American Equity Investment Life Holding Co.	817	19,281
AmTrust Financial Services, Inc.	1,591	41,987
Atlas Financial Holdings, Inc. *	112	1,904
Federated National Holding Co.	130	2,384
HCI Group, Inc.	95	3,929
Heritage Insurance Holdings, Inc.	294	4,169
Kinsale Capital Group, Inc.	195	5,723
State National Cos., Inc.	389	5,353
United Insurance Holdings Corp.	199	2,720
Universal Insurance Holdings, Inc.	324	8,473
		95,923
Internet & Catalog Retail - 0.0%
1-800-Flowers.com, Inc. - Class A *	648	5,832
Internet Software & Services - 2.5%
Alarm.com Holdings, Inc. *	1,249	33,835
GrubHub, Inc. *	2,321	96,438
GTT Communications, Inc. *	1,007	28,448
j2 Global, Inc.	1,305	109,372
NIC, Inc.	1,789	43,115
Reis, Inc.	307	6,140
Trade Desk Inc - Class A *	147	4,360
		321,708
IT Services - 10.2%
Blackhawk Network Holdings, Inc. *	1,504	53,693
Broadridge Financial Solutions, Inc.	3,227	214,692
EPAM Systems, Inc. *	1,383	89,010
Euronet Worldwide, Inc. *	1,418	101,415
ExlService Holdings, Inc. *	908	41,723

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
Gartner, Inc. *	2,239	$222,467
Genpact Ltd. *	5,444	134,358
Jack Henry & Associates, Inc.	2,118	190,154
Luxoft Holding, Inc. *	899	52,906
MAXIMUS, Inc.	1,759	96,991
NeuStar, Inc. - Class A *	1,478	49,070
Syntel, Inc.	2,282	48,059
		1,294,538
Leisure Equipment & Products - 1.3%
American Outdoor Brands Corp. *	1,033	22,003
Malibu Boats, Inc. - Class A *	324	6,013
MCBC Holdings, Inc.	341	4,757
Polaris Industries, Inc.	1,176	98,866
Vista Outdoor, Inc. *	1,081	31,144
		162,783
Life Sciences Tools & Services - 3.5%
Cambrex Corp. *	1,029	53,971
ICON PLC *	1,789	150,384
INC Research Holdings, Inc. - Class A *	1,716	90,948
Luminex Corp. *	1,396	28,227
PAREXEL International Corp. *	1,707	121,009
		444,539
Machinery - 2.2%
Blue Bird Corp. *	545	9,183
Greenbrier Cos., Inc.	687	30,056
Hyster-Yale Materials Handling, Inc.	303	18,641
Middleby Corp. *	1,396	187,315
Proto Labs, Inc. *	644	33,810
		279,005
Media - 1.7%
AMC Networks, Inc. - Class A *	1,085	62,225
New Media Investment Group, Inc.	964	14,691
Scripps Networks Interactive, Inc. - Class A	1,751	133,356
		210,272
Mortgate Real Estate Investment Trusts (REITs) - 0.4%
Apollo Commercial Real Estate Finance, Inc.	769	13,388
Cherry Hill Mortgage Investment Corp.	73	1,307
New Residential Investment Corp.	2,394	36,269
Owens Realty Mortgage, Inc.	95	1,609
		52,573
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy Partners LP Holdings LLC	3,110	71,063
DHT Holdings, Inc.	1,253	5,877
Evolution Petroleum Corp.	445	3,872
RSP Permian, Inc. *	1,707	72,650
		153,462
Paper & Forest Products - 0.9%
KapStone Paper and Packaging Corp.	4,804	115,200
Personal Products - 0.3%
Natural Health Trends Corp.	242	6,069
USANA Health Sciences, Inc. *	523	32,583
		38,652
Pharmaceuticals - 1.0%
Akorn, Inc. *	4,009	76,572
Collegium Pharmaceutical, Inc. *	912	15,340
Lannett Co., Inc. *	1,184	23,858

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Phibro Animal Health Corp. - Class A	592	$15,806
		131,576
Professional Services - 1.0%
Barrett Business Services, Inc.	177	10,640
BG Staffing, Inc.	212	2,741
RPX Corp. *	1,193	12,956
TriNet Group, Inc. *	1,673	42,544
WageWorks, Inc. *	890	64,214
		133,095
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	380	39,152
Marcus & Millichap, Inc. *	316	8,143
		47,295
Road & Rail - 2.8%
AMERCO	475	178,918
Old Dominion Freight Line, Inc. *	2,001	176,649
		355,567
Semiconductors & Semiconductor Equipment - 1.0%
Ambarella, Inc. *	890	44,153
Versum Materials, Inc. *	2,938	82,117
		126,270
Software - 8.8%
Ebix, Inc.	877	48,674
Ellie Mae, Inc. *	912	75,459
Everbridge, Inc. *	735	13,575
FactSet Research Systems, Inc.	372	64,375
Globant SA *	938	31,095
Manhattan Associates, Inc. *	1,932	99,034
Paycom Software, Inc. *	1,630	75,371
Pegasystems, Inc.	2,070	80,316
Qualys, Inc. *	968	34,751
Rapid7, Inc. *	1,154	14,390
Tangoe, Inc. *	1,068	7,775
Tyler Technologies, Inc. *	994	145,144
Ultimate Software Group, Inc. *	787	152,410
VASCO Data Security International, Inc. *	1,089	16,553
VMware, Inc. - Class A *	3,025	264,809
		1,123,731
Specialty Retail - 3.5%
Burlington Stores, Inc. *	1,297	108,559
Dick's Sporting Goods, Inc.	1,617	83,437
Five Below, Inc. *	1,007	40,129
Francesca's Holdings Corp. *	696	12,138
Genesco, Inc. *	380	22,876
GNC Holdings, Inc. - Class A	1,258	11,158
Hibbett Sports, Inc. *	406	13,398
Lithia Motors, Inc. - Class A	432	44,548
Signet Jewelers, Ltd.	1,279	99,340
Sportsman's Warehouse Holdings, Inc. *	778	5,788
Winmark Corp.	78	8,639
		450,010
Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	908	76,045
G-III Apparel Group Ltd. *	843	22,137
Steven Madden Ltd. *	1,115	39,248

		Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Superior Uniform Group, Inc.		264	$4,493
			141,923
Thrifts & Mortgage Finance - 0.4%
BofI Holding, Inc. *		588	17,346
Essent Group Ltd. *		864	29,868
HomeStreet, Inc. *		229	6,000
			53,214
Trading Companies & Distributors - 1.8%
Air Lease Corp.		2,498	90,877
Watsco, Inc.		869	132,731
			223,608
Total Common Stocks (cost $12,089,193)			12,715,701
Investment Companies - 0.1%
Money Markets - 0.1%
State Street Institutional U.S. Government Money Market Fund (cost $7,354)		7,354	7,354
Total Investments (total cost $12,096,547) - 100.0%			12,723,055
Liabilities, net of Cash, Receivables, and Other Assets - 0.0%			(3,956)
Net Assets - 100%			$12,719,099

Summary Investments by Country – (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$12,482,793	98.1%
Ireland	150,384	1.2
Switzerland	52,906	0.4
Luxembourg	31,095	0.2
Bermuda	5,877	0.1
Total	$12,723,055	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2017.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets Investments in Securities:
Common Stocks	$12,715,701	$—	$—
Investment Companies	—	7,354	—
Total Assets	$12,715,701	$7,354	$—

Organization and Significant Accounting Policies

Janus Small/Mid Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers ten Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Small/Mid Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the "Valuation Procedures"). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-

income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the Valuation Inputs Summary in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of January 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sales loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$12,103,865	$1,059,667	$(440,477)	$619,190

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is currently expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger will be deemed to be an “assignment” (as defined in the Investment Company Act of 1940, as amended) of the advisory agreement between the Fund and Janus Capital. As a result, the consummation of the Merger may cause such investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Fund and the post-Merger Janus Capital in order for Janus Capital to continue to provide advisory services to the Fund following the closing of the Merger. The new investment advisory agreement will have substantially similar terms as the corresponding current investment advisory agreement.

Shareholders of record as of December 20, 2016, will receive a proxy statement, notice of special meeting of shareholders, and proxy card, containing detailed information regarding shareholder proposals with respect to these and certain other matters. The shareholder meeting is expected to be held on or about March 17, 2017.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Velocity Tail Risk Hedged Large Cap ETF

Schedule of Investments (unaudited)

January 31, 2017

			Shares		Value
Investment Companies - 97.7%
Exchange-Traded Funds (ETFs) - 85.0%
iShares Core S&P 500				21,011	$4,810,048
SPDR S&P500 Trust				21,137	4,809,302
Vanguard S&P 500				23,025	4,811,534

					14,430,884
Money Markets – 12.7%
State Street Institutional U.S. Government Money Market Fund				2,147,512	2,147,512
Total Investments (total cost $15,550,726) - 97.7%					16,578,396
Cash, Receivables and Other Assets, net of Liabilities – 2.3%					395,340
Net Assets - 100%					$16,973,736

Schedule of Total Return Swaps
Counterparty	Return Paid by the Fund	Return Received by the Fund	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas	1.970%	S&P 500 VIX Futures Tail Risk Index	7/2/17	$(175,000)	$2,617
	1.970	S&P 500 VIX Futures Tail Risk Index	10/31/17	(1,013,636)	(282,650)
	1.970	S&P 500 VIX Futures Tail Risk Index	11/30/17	(66,000)	(17,903)
	1.970	S&P 500 VIX Futures Tail Risk Index	11/30/17	(203,390)	(54,197)
	1.970	S&P 500 VIX Futures Tail Risk Index	12/29/17	(310,000)	(80,251)
	1.970	S&P 500 VIX Futures Tail Risk Index	12/29/17	(194,539)	(40,789)
	1.970	S&P 500 VIX Futures Tail Risk Index	1/31/18	(445,000)	(39,600)
	1.970	S&P 500 VIX Futures Tail Risk Index	5/1/18	(109,000)	(5,475)
	1.970	S&P 500 VIX Futures Tail Risk Index	2/1/18	(51,000)	(4,861)
	1.970	S&P 500 VIX Futures Tail Risk Index	7/2/18	(208,000)	4,917
	1.970	S&P 500 VIX Futures Tail Risk Index	7/2/18	(200,500)	4,700
	1.970	S&P 500 VIX Futures Tail Risk Index	8/1/18	(47,000)	1,088
Total					$(512,404)

Notes to Schedule of Investments (unaudited)

SPDR	Standard & Poor's Depositary Receipt

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2017.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets Investments in Securities:
Investment Companies	$14,430,884	$2,147,512	$—
Total Investments in Securities	$14,430,884	$2,147,512	$—

Other Financial Instruments(a):
Outstanding Swap Contracts, at Value	$—	$13,322	$—
Total Assets	$14,430,884	$2,160,834	$—

Liabilities Other Financial Instruments(a):
Outstanding Swap Contracts, at Value	$—	$525,726	$—
(a)	Other financial instruments include swap contracts. Swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Velocity Tail Risk Hedged Large Cap ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers ten Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the VelocityShares Tail Risk Hedged Large Cap Index (the “Underlying Index”). The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the "Valuation Procedures"). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the Valuation Inputs Summary in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Derivative Instruments

The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended January 31, 2017 is discussed in further detail below.

The Fund may use derivative instruments for risk management purposes or as part of its investment strategies. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).

During the period, the Fund entered into total return swaps on equity volatility indices in order to track the funds underlying index.  These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of the index multiplied by the notional amount of the contract.  The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

During the period ended January 31, 2017 the average ending monthly market value amounts on total return swaps which are short the reference asset are $575,068.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may be actively managed or passively managed, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the NAV of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in ETFs that provide exposure to a broad range of securities, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of January 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sales loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$15,550,778	$1,027,618	$0	$1,027,618

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is currently expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger will be deemed to be an “assignment” (as defined in the Investment Company Act of 1940, as amended) of the advisory agreement between the Fund and Janus Capital. As a result, the consummation of the Merger may cause such investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Fund and the post-Merger Janus Capital in order for Janus Capital to continue to provide advisory services to the Fund following the closing of the Merger. The new investment advisory agreement will have substantially similar terms as the corresponding current investment advisory agreement.

Shareholders of record as of December 20, 2016, will receive a proxy statement, notice of special meeting of shareholders, and proxy card, containing detailed information regarding shareholder proposals with respect to these and certain other matters. The shareholder meeting is expected to be held on or about March 17, 2017.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Velocity Volatility Hedged Large Cap ETF

Schedule of Investments (unaudited)

January 31, 2017

			Shares		Value
Investment Companies - 99.5% Exchange-Traded Funds (ETFs) - 85.0%
iShares Core S&P 500			54,820		$12,549,942
SPDR S&P500 Trust			55,154		12,549,190
Vanguard S&P 500			60,073		12,553,455
					37,652,587
Money Markets - 14.5%
State Street Institutional U.S. Government Money Market Fund			6,434,823		6,434,823
Total Investments (total cost $39,767,942) - 99.5%					44,087,410
Cash, Receivable and Other Assets, net of Liabilities - 0.5%					224,063
Net Assets - 100%					$44,311,473

Schedule of Total Return Swaps
Counterparty	Return Paid by the Fund	Return Received by the Fund	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas	1.970%	S&P 500 VIX Futures Variable Long/Short Index	5/31/17	$(237,631)	$(44,473)
	1.970	S&P 500 VIX Futures Variable Long/Short Index	5/31/17	(333,900)	(16,142)
	1.970	S&P 500 VIX Futures Variable Long/Short Index	6/30/17	(1,673,000)	(140,280)
	1.970	S&P 500 VIX Futures Variable Long/Short Index	7/31/17	(320,000)	12,284
	1.970	S&P 500 VIX Futures Variable Long/Short Index	9/29/17	(1,100)	62
	1.970	S&P 500 VIX Futures Variable Long/Short Index	10/31/17	(97,000)	2,173
	1.970	S&P 500 VIX Futures Variable Long/Short Index	11/30/17	(38,000)	941
	1.970	S&P 500 VIX Futures Variable Long/Short Index	12/29/17	(421,604)	14,228
	1.970	S&P 500 VIX Futures Variable Long/Short Index	1/31/18	(1,060,000)	228,405
	1.970	S&P 500 VIX Futures Variable Long/Short Index	2/1/18	(1,121,529)	123,121
	1.970	S&P 500 VIX Futures Variable Long/Short Index	5/1/18	(215,000)	24,751
	1.970	S&P 500 VIX Futures Variable Long/Short Index	6/1/18	(559,549)	68,100
	1.970	S&P 500 VIX Futures Variable Long/Short Index	7/2/18	(167,000)	20,103
Total					$293,273

Notes to Schedule of Investments (unaudited)

SPDR	Standard & Poor's Depositary Receipt

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of January 31, 2017. Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets Investments in Securities:
Investment Companies	$37,652,587	$6,434,823	$—
Total Investments in Securities	$37,652,587	$6,434,823	$—

Other Financial Instruments(a):
Outstanding Swap Contracts, at Value	$—	$494,168	$—
Total Assets	$37,652,587	$6,928,991	$—

Liabilities Other Financial Instruments(a):
Outstanding Swap Contracts, at Value	$—	$200,895	$—
(a) Other financial instruments include swap contracts. Swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Velocity Volatility Hedged Large Cap ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers ten Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the VelocityShares Volatility Hedged Large Cap Index (the “Underlying Index”). The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the "Valuation Procedures"). Equity securities, including shares of exchange traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the Valuation Inputs Summary in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Derivative Instruments

The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended January 31, 2017 is discussed in further detail below.

The Fund may use derivative instruments for risk management purposes or as part of its investment strategies. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).

During the period, the Fund entered into total return swaps on equity volatility indices in order to track the funds underlying index.  These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of the index multiplied by the notional amount of the contract.  The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

During the period ended January 31, 2017 the average ending monthly market value amounts on total return swaps which are short the reference asset are $153,684.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may be actively managed or passively managed, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the NAV of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in ETFs that provide exposure to a broad range of securities, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of January 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sales loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$39,846,531	$4,240,879	$-	$4,240,879

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is currently expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger will be deemed to be an “assignment” (as defined in the Investment Company Act of 1940, as amended) of the advisory agreement between the Fund and Janus Capital. As a result, the consummation of the Merger may cause such investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Fund and the post-Merger Janus Capital in order for Janus Capital to continue to provide advisory services to the Fund following the closing of the Merger. The new investment advisory agreement will have substantially similar terms as the corresponding current investment advisory agreement.

Shareholders of record as of December 20, 2016, will receive a proxy statement, notice of special meeting of shareholders, and proxy card, containing detailed information regarding shareholder proposals with respect to these and certain other matters. The shareholder meeting is expected to be held on or about March 17, 2017.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

The Health and Fitness ETF

Schedule of Investments (unaudited)

January 31, 2017

	Shares	Value
Common Stocks - 99.9%
Auto Components - 0.4%
Fox Factory Holding Corp. *	427	$11,059
Distributors - 0.1%
Golfzon Yuwon Holdings Co., Ltd.	279	1,664
Very Good Leisure Co., Ltd.	82	617
		2,281
Electronic Equipment & Instruments - 0.5%
Fitbit, Inc. - Class A *	2,036	12,236
Food Products - 1.9%
Glanbia PLC	2,747	46,460
Hotels, Restaurants & Leisure - 6.0%
ClubCorp Holdings, Inc.	933	15,394
Gym Group PLC	1,579	3,874
Intrawest Resorts Holdings, Inc. *	186	3,833
Planet Fitness, Inc. - Class A	746	15,696
Renaissance, Inc.	100	1,368
SkiStar AB	274	4,827
Skydive the Beach Group Ltd.	3,476	1,531
Tosho Co., Ltd.	100	4,664
Vail Resorts, Inc.	580	99,493
		150,680
Household Durables - 3.8%
Garmin Ltd.	1,692	81,707
GoPro, Inc. - Class A *	1,390	14,942
		96,649
Leisure Equipment & Products - 17.1%
Accell Group	346	8,116
Amer Sports Oyj	1,573	41,768
Black Diamond, Inc. *	305	1,708
Brunswick Corp.	1,295	77,519
Callaway Golf Co.	1,368	15,499
Dunlop Sports Co., Ltd.	200	1,839
DYACO International, Inc.	292	387
Giant Manufacturing Co., Ltd.	4,000	26,160
GLOBERIDE, Inc.	100	1,643
Johnson Health Tech Co., Ltd.	1,000	1,448
Johnson Outdoors, Inc. - Class A	119	4,103
KMC Kuei Meng International, Inc.	1,000	4,067
Merida Industry Co., Ltd.	3,000	15,552
Mizuno Corp.	1,000	5,179
Nautilus, Inc. *	445	7,721
Samchuly Bicycle Co., Ltd.	106	1,154
Shimano, Inc.	1,000	158,206
Snow Peak, Inc.	41	1,103
Thule Group AB	1,482	24,057
Vista Outdoor, Inc. *	855	24,632
Yonex Co., Ltd.	200	9,594
		431,455
Personal Products - 3.5%
Herbalife Ltd. *	1,269	71,318
Medifast, Inc.	147	6,199
USANA Health Sciences, Inc. *	162	10,092
		87,609
Specialty Retail - 13.9%
Alpen Co., Ltd.	100	1,790
Asahi Co., Ltd.	200	2,356
Big 5 Sporting Goods Corp.	298	4,589
Cabela's, Inc. *	729	40,744
Dick's Sporting Goods, Inc.	1,258	64,913
	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Finish Line, Inc. - Class A	583	$10,028
Foot Locker, Inc.	1,919	131,528
GNC Holdings, Inc. - Class A	997	8,843
Hibbett Sports, Inc. *	318	10,494
Holdsport Ltd.	426	1,928

	JD Sports Fashion PLC	5,941	25,958
	Sports Direct International PLC *	3,844	13,735
	Sportsman's Warehouse Holdings, Inc. *	519	3,861
	Vitamin Shoppe, Inc. *	346	7,491
	Xebio Holdings Co., Ltd.	400	5,998
	XXL ASA	1,380	15,934
			350,190
Textiles, Apparel & Luxury Goods - 52.7%
	361 Degrees International Ltd.	10,000	4,304
	Adidas AG	2,689	423,259
	ANTA Sports Products Ltd.	14,000	44,746
	Asics Corp.	2,200	43,013
	China Dongxiang Group Co., Ltd.	47,000	8,783
	Columbia Sportswear Co.	396	21,531
	Descente Ltd.	500	5,703
	Eagle Nice International Holdings Ltd.	4,000	1,124
	Feng TAY Enterprise Co., Ltd.	7,000	30,371
	Fila Korea Ltd.	143	8,466
	Fulgent Sun International Holding Co., Ltd.	1,432	2,837
	Goldwin, Inc.	100	4,628
	HOSA International Ltd.	8,000	2,753
	Li Ning Co., Ltd. *	21,500	13,716
	Lululemon Athletica, Inc. *	1,416	95,594
	NIKE, Inc. - Class B	9,515	503,343
	Shaw Brothers Holdings Ltd. *	16,000	1,608
	Under Armour, Inc. - Class A *	2,669	57,357
	Win Hanverky Holdings Ltd.	10,000	1,637
	Xtep International Holdings Ltd.	12,000	5,088
	Youngone Corp.	321	7,375
	Yue Yuen Industrial Holdings Ltd.	10,500	38,431
			1,325,667
Total Common Stocks (cost $2,526,107)			2,514,286
Investment Companies - 0.0%
Money Markets - 0.0%
	State Street Institutional U.S. Government Money Market Fund (cost $1,116)	1,116	1,116
Total Investments (total cost $2,527,223) - 99.9%			2,515,402
Cash, Receivables and Other Assets, net of Liabilities - 0.1%			2,239
Net Assets - 100%			$2,517,641

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,257,282	50.0%
Germany	423,259	16.8
Japan	247,084	9.8
Canada	95,594	3.8
Switzerland	81,707	3.3
China	80,998	3.2
Taiwan, Province Of China	80,822	3.2
Ireland	46,460	1.8
Great Britain	43,567	1.7
Finland	41,768	1.7
Hong Kong	41,192	1.6
Sweden	28,884	1.2
South Korea	19,276	0.8
Norway	15,934	0.6
Netherlands	8,116	0.3
South Africa	1,928	0.1
Australia	1,531	0.1
Total	$2,515,402	100.0%

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2017.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets Investments in Securities:
Common Stocks	$2,514,286	$—	$—
Investment Companies	—	1,116	—
Total Assets	$2,514,286	$1,116	$—

Organization and Significant Accounting Policies

The Health and Fitness ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers ten Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index (Underlying Index) which is designed to track the performance of companies globally that are positioned to profit from servicing those participating in health and fitness activities, including companies whose business is focused on fitness technology/equipment, sports apparel, nutrition, and sports/fitness facilities. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-

income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the Valuation Inputs Summary in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest its assets in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Investing in emerging markets involves certain risks not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. The prices of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. In addition, the economies of developing countries tend to be heavily dependent upon international trade and, as such, have been, and may continue to be, adversely impacted by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they do business. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. Further, the Fund’s ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities. The Fund may be subject to emerging markets risk to the extent that it invests in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of January 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sales loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,527,895	$134,369	$(146,862)	$(12,493)

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is currently expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger will be deemed to be an “assignment” (as defined in the Investment Company Act of 1940, as amended) of the advisory agreement between the Fund and Janus Capital. As a result, the consummation of the Merger may cause such investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Fund and the post-Merger Janus Capital in order for Janus Capital to continue to provide advisory services to the Fund following the closing of the Merger. The new investment advisory agreement will have substantially similar terms as the corresponding current investment advisory agreement.

Shareholders of record as of December 20, 2016, will receive a proxy statement, notice of special meeting of shareholders, and proxy card, containing detailed information regarding shareholder proposals with respect to these and certain other matters. The shareholder meeting is expected to be held on or about March 17, 2017.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

The Long-Term Care ETF

Schedule of Investments (unaudited)

January 31, 2017

		Shares	Value
Common Stocks - 100.0%
Equity Real Estate Investment Trusts (REITs) - 66.0%
	Aedifica SA	909	$69,138
	CareTrust, Inc.	4,149	62,899
	HCP, Inc.	7,056	213,938
	Ingenia Communities Group	11,510	22,806
	LTC Properties, Inc.	2,556	119,288
	National Health Investors, Inc.	2,535	187,565
	New Senior Investment Group, Inc.	5,225	52,302
	Omega Healthcare Investors, Inc.	6,561	210,411
	Sabra Health Care, Inc.	4,209	106,909
	Senior Housing Properties Trust	10,992	209,398
	Ventas, Inc.	15,508	956,378
	Welltower, Inc.	14,296	947,825
			3,158,857
Health Care Providers & Services - 32.7%
	Almost Family, Inc. *	593	28,019
	Amedisys, Inc. *	2,170	99,429
	Arvida Group Ltd.	18,471	18,148
	Brookdale Senior Living, Inc. *	12,116	181,376
	Capital Senior Living Corp. *	1,855	30,923
	Chartwell Retirement Residences	12,536	146,249
	Ensign Group Inc	3,138	63,827
	Estia Health Ltd.	13,277	27,113
	Extendicare, Inc.	5,834	46,269
	Five Star Quality Care, Inc. *	2,649	7,550
	Genesis Healthcare, Inc. *	2,743	11,274
	Japara Healthcare Ltd.	15,917	25,375
	Kindred Healthcare, Inc.	5,484	36,469
	Korian SA	5,297	151,698
	LHC Group, Inc. *	1,082	54,241
	Metlifecare Ltd.	11,304	46,248
	N Field Co., Ltd.	700	9,035
	National HealthCare Corp.	682	51,048
	Orpea	2,647	215,690
	Regis Healthcare Ltd.	8,865	29,409
	Ryman Healthcare, Ltd.	26,018	166,155
	Sienna Senior Living, Inc.	3,006	39,358
	SkyOcean International Holdings Ltd. *	5,500	10,618
	Summerset Group Holdings Ltd.	13,244	48,067
	Tsukui Corp.	3,300	22,337
			1,565,925
Internet Software & Services - 1.0%
	SMS Co., Ltd.	2,000	48,075
Real Estate Management & Development - 0.3%
	Lifestyle Communities Ltd.	4,647	13,229

Total Common Stocks (cost $4,946,898)			4,786,086
Investment Companies - 0.1%
Money Markets - 0.1%
	State Street Institutional U.S. Government Money Market Fund (cost $4,290)	4,290	4,290
Total Investments (total cost $4,951,188) - 100.1%			4,790,376
Liabilities, net of Cash, Receivables, and Other Assets - (0.1%)			(3,589)
Net Assets - 100%			$4,786,787

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$3,635,359	75.9%
France	367,388	7.7
New Zealand	278,618	5.8
Canada	231,876	4.8
Australia	117,932	2.5

Japan	79,447	1.7
Belgium	69,138	1.4
Hong Kong	10,618	0.2
Total	$4,790,376	100.0%

Notes to Schedule of Investments (unaudited)

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2017.

Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets Investments in Securities:
Common Stocks	$4,786,086	$—	$—
Investment Companies	—	4,290	—
Total Assets	$4,786,086	$4,290	$—

Organization and Significant Accounting Policies

The Long-Term Care ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers ten Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index (Underlying Index) which is designed to track the performance of companies globally that are positioned to profit from providing long-term care to the aging population, including companies owning or operating senior living facilities, nursing services, specialty hospitals, and senior housing, biotech companies for age-related illnesses, and companies that sell products and services to such facilities. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-

income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the Valuation Inputs Summary in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

Within the parameters of its specific investment policies, the Fund may invest in REITs. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries. A REIT is a trust that invests in real estate related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of January 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sales loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$4,953,783	$82,152	$(245,559)	$(163,407)

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is currently expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger will be deemed to be an “assignment” (as defined in the Investment Company Act of 1940, as amended) of the advisory agreement between the Fund and Janus Capital. As a result, the consummation of the Merger may cause such investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Fund and the post-Merger Janus Capital in order for Janus Capital to continue to provide advisory services to the Fund following the closing of the Merger. The new investment advisory agreement will have substantially similar terms as the corresponding current investment advisory agreement.

Shareholders of record as of December 20, 2016, will receive a proxy statement, notice of special meeting of shareholders, and proxy card, containing detailed information regarding shareholder proposals with respect to these and certain other matters. The shareholder meeting is expected to be held on or about March 17, 2017.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

The Obesity ETF

Schedule of Investments (unaudited)

January 31, 2017

	Shares	Value
Common Stocks - 99.8%
Biotechnology - 8.3%
Arena Pharmaceuticals, Inc. *	15,852	$24,412
Esperion Therapeutics, Inc. *	1,019	12,350
Keryx Biopharmaceuticals, Inc. *	6,746	33,663
Lexicon Pharmaceuticals, Inc. *	6,667	95,538
Madrigal Pharmaceuticals, Inc. *	257	3,927
MannKind Corp. *	21,171	14,905
Zafgen, Inc. *	1,296	5,456
		190,251
Diversified Consumer Services - 2.0%
Weight Watchers International, Inc. *	3,736	46,513
Health Care Equipment & Supplies - 45.8%
AngioDynamics, Inc. *	2,088	33,606
Apex Biotechnology Corp.	6,000	7,666
Cardiovascular Systems, Inc. *	2,069	51,104
CryoLife, Inc.	1,854	35,226
DexCom, Inc. *	1,215	96,167
Endologix, Inc. *	4,949	33,950
Fisher & Paykel Healthcare Corp., Ltd.	16,526	104,255
Insulet Corp. *	2,389	99,382
Itamar Medical Ltd.	7,616	3,213
LeMaitre Vascular, Inc.	917	20,825
Lifetech Scientific Corp. *	128,000	29,363
Microlife Corp.	2,000	4,849
Microport Scientific Corp. *	59,000	43,950
Nipro Corp.	8,500	95,439
NxStage Medical, Inc. *	3,746	100,767
ResMed, Inc.	15,971	108,271
REVA Medical, Inc. - CDI *	22,558	16,354
Rockwell Medical, Inc. *	3,113	18,087
SomnoMed Ltd. *	2,626	7,137
Spectranetics Corp *	2,707	69,976
TaiDoc Technology Corp.	3,099	10,628
Vascular Solutions, Inc. *	1,109	62,049
		1,052,264
Health Care Providers & Services - 9.0%
DaVita HealthCare Partners, Inc. *	1,628	103,785
Fresenius Medical Care AG & Co. KGaA	1,278	103,986
		207,771
Internet & Catalog Retail - 4.0%
N Brown Group PLC	10,097	27,769
Nutri/System, Inc.	1,906	62,993
		90,762
Personal Products - 8.0%
Herbalife Ltd. *	1,952	109,703
Medifast, Inc.	661	27,874
USANA Health Sciences, Inc. *	723	45,043
		182,620
Pharmaceuticals - 20.4%
Novo Nordisk A/S - Class B	12,856	462,172
VIVUS, Inc. *	6,471	7,312
		469,484
Specialty Retail - 2.3%
Cato Corp. - Class A	1,592	40,421
	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Destination XL Group, Inc. *	3,179	$11,285
		51,706
Total Common Stocks (cost $2,472,952)		2,291,371
Investment Companies - 0.0%
Money Markets - 0.0%
State Street Institutional U.S. Government Money Market Fund (cost $180)	180	180
Total Investments (total cost $2,473,132) - 99.8%		2,291,551
Cash, Receivables and Other Assets, net of Liabilities - 0.2%		4,581

Net Assets - 100%			$2,296,132

Summary of Investments by Country – (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,391,124	60.7%
Denmark	462,172	20.2
New Zealand	104,255	4.6
Germany	103,986	4.5
Japan	95,439	4.2
China	73,313	3.2
Great Britain	27,769	1.2
Taiwan, Province Of China	23,143	1.0
Australia	7,137	0.3
Israel	3,213	0.1
Total	$2,291,551	100.0%

Notes to Schedule of Investments (unaudited)

CDI	Chess Depository Interest
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2017.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets Investments in Securities:
Common Stocks	$2,291,371	$—	$—
Investment Companies	—	180	—

Total Assets	$2,291,371	$180	$—

Organization and Significant Accounting Policies

The Obesity ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers ten Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index (Underlying Index) which is designed to track the performance of companies globally that are positioned to profit from servicing the obese, including biotechnology, pharmaceutical, health care and medical device companies whose business is focused on obesity and obesity related disease including diabetes, high blood pressure, cholesterol, heart disease, stroke, and sleep apnea, and companies focused on weight loss programs, weight loss supplements, or plus sized apparel. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the Valuation Inputs Summary in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of January 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sales loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)

$2,476,139	$143,603	$(328,191)	$(184,588)

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is currently expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger will be deemed to be an “assignment” (as defined in the Investment Company Act of 1940, as amended) of the advisory agreement between the Fund and Janus Capital. As a result, the consummation of the Merger may cause such investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Fund and the post-Merger Janus Capital in order for Janus Capital to continue to provide advisory services to the Fund following the closing of the Merger. The new investment advisory agreement will have substantially similar terms as the corresponding current investment advisory agreement.

Shareholders of record as of December 20, 2016, will receive a proxy statement, notice of special meeting of shareholders, and proxy card, containing detailed information regarding shareholder proposals with respect to these and certain other matters. The shareholder meeting is expected to be held on or about March 17, 2017.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

The Organics ETF

Schedule of Investments (unaudited)

January 31, 2017

	Shares	Value
Common Stocks - 100.9%
Chemicals - 6.8%
Century Sunshine Group Holdings Ltd.	470,000	$17,869
Chr Hansen Holding A/S	1,944	118,643
Treatt PLC	9,287	29,619
		166,131
Food & Staples Retailing - 31.1%
Natural Grocers by Vitamin Cottage, Inc. *	1,630	20,603
Sprouts Farmers Market, Inc. *	5,529	103,227
United Natural Foods, Inc. *	2,384	108,949
Village Super Market, Inc. - Class A	1,424	43,133
Whole Foods Market, Inc.	16,042	484,789
		760,701
Food Products - 49.3%
Amira Nature Foods Ltd. *	1,778	10,312
Amplify Snack Brands, Inc. *	5,902	56,836
Ariake Japan Co., Ltd.	2,100	111,552
Bellamy's Australia Ltd.	13,085	42,019
China Shengmu Organic Milk Ltd. *	141,000	37,797
Freedom Foods Group Ltd.	20,878	61,021
Hain Celestial Group, Inc. *	2,800	110,768
Ichitan Group PCL	61,100	19,435
Rock Field Co., Ltd.	3,200	46,334
SunOpta, Inc. *	14,909	104,363
Wessanen	7,846	111,374
WhiteWave Foods Co. *	8,975	494,163
		1,205,974
Personal Products - 8.5%
Blackmores Ltd.	1,269	111,268
Nature's Sunshine Products, Inc.	2,684	34,221
Nutraceutical International Corp.	1,466	49,111
Sagittarius Life Science Corp.	3,206	12,376
		206,976
Specialty Retail - 5.2%
DavidsTea, Inc. *	1,452	9,583
L'Occitane International SA	52,250	103,162
Naturhouse Health SAU	2,799	14,671
		127,416
Total Common Stocks (cost $2,570,565)		2,467,198
Investment Companies - 0.1%
Money Markets - 0.1%
State Street Institutional U.S. Government Money Market Fund (cost $2,640)	2,640	2,640
Total Investments (total cost $2,573,205) - 101.0%		2,469,838
Liabilities, net of Cash, Receivables, and Other Assets - (1.0%)		(24,451)
Net Assets - 100%		$2,445,387

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,508,440	61.1%
Australia	214,308	8.7
Japan	157,886	6.4
Denmark	118,643	4.8
Canada	113,946	4.6
Netherlands	111,374	4.5
Luxembourg	103,162	4.2
China	37,797	1.5
Great Britain	29,619	1.2
Thailand	19,435	0.8
Hong Kong	17,869	0.7
Spain	14,671	0.6
Taiwan, Province Of China	12,376	0.5

United Arab Emirates	10,312	0.4
Total	$2,469,838	100.0%

Notes to Schedule of Investments (unaudited)

PCL	Public Company Limited
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2017.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets Investments in Securities:
Common Stocks	$2,467,198	$—	$—
Investment Companies	—	2,640	—
Total Assets	$2,467,198	$2,640	$—

Organization and Significant Accounting Policies

The Organics ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers ten Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index (Underlying Index) which is designed to track the performance of companies globally that are positioned to profit from increasing demand for organic products, including companies which service, produce, distribute, market or sell organic food, beverages, cosmetics, supplements, or packaging. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-

income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2017 to fair value the Fund’s investments in securities and other financial instruments is included in the Valuation Inputs Summary in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of January 31, 2017 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sales loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,576,005	$121,100	$(227,267)	$(106,167)

Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is currently expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger will be deemed to be an “assignment” (as defined in the Investment Company Act of 1940, as amended) of the advisory agreement between the Fund and Janus Capital. As a result, the consummation of the Merger may cause such investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Trustees approved, subject to approval of shareholders, a new investment advisory agreement between the Fund and the post-Merger Janus Capital in order for Janus Capital to continue to provide advisory services to the Fund following the closing of the Merger. The new investment advisory agreement will have substantially similar terms as the corresponding current investment advisory agreement.

Shareholders of record as of December 20, 2016, will receive a proxy statement, notice of special meeting of shareholders, and proxy card, containing detailed information regarding shareholder proposals with respect to these and certain other matters. The shareholder meeting is expected to be held on or about March 17, 2017.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2017 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

--------------------------------------------------------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Detroit Street Trust

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Detroit Street Trust

(Principal Executive Officer)
Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Detroit Street Trust

(Principal Executive Officer)
Date: March 31, 2017

By: /s/ Jesper Nergaard
Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Detroit Street Trust

(Principal Accounting Officer and Principal Financial Officer)

Date: March 31, 2017